SUPPLY CHAIN FINANCE PROGRAM	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
SUPPLY CHAIN FINANCE PROGRAM	SUPPLY CHAIN FINANCE PROGRAM
The Company negotiates payment terms directly with its suppliers for the purchase of goods and services. In addition, a third-party financial institution offers a voluntary supply chain finance (SCF) program that enables certain of the Company’s suppliers, at the supplier’s sole discretion, to sell receivables due from the Company to the financial institution on terms directly negotiated with the financial institution. If a supplier elects to participate in the SCF program, the supplier decides which invoices are sold to the financial institution and the Company has no economic interest in a supplier’s decision to sell an invoice. Payments by the Company to participating suppliers are paid to the financial institution on the invoice due date, regardless of whether an individual invoice is sold by the supplier to the financial institution. The amounts due to the financial institution for suppliers that participate in the SCF program are included in Accounts payable on the Consolidated Balance Sheets, and the associated payments are included in operating activities on the Consolidated Statements of Cash Flows.
The changes in SCF obligations are as follows:

(In millions)	SCF Obligations
Balance at January 1, 2024	$369
Invoices confirmed during the period	1,424
Invoices paid during the period	(1,389)
Translation	(6)
Balance at December 31, 2024	398
Invoices confirmed during the period	1,728
Invoices paid during the period	(1,583)
Balance at December 31, 2025	$543